Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development expenses [Abstract]
Share based payment	$ 1,768	$ 2,230
Salary and related expenses	1,533	1,237	493
Subcontractors	496	125	105
Materials and related expenses	204	440	132
Depreciation	134	196	74
IIA participation	(255)	(383)
Other	29	28	83
Total	$ 3,909	$ 3,873	$ 887